Statement of Profit or loss		12 Months Ended
		Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2017 CAD ($)
OPERATING EXPENSES
Consulting fees - related party	[1]	$ 1,125	$ 20,900	$ 675
Consulting fees - Option based payments	[2]	0	0	510,753
Depreciation		3,045	3,596	4,399
Directors fees		11,000	11,500	11,000
Directors fees - Option based payments	[2]	0	0	887,565
Filing and transfer agent fees		19,849	29,198	48,446
Foreign exchange (gain)loss		(7,411)	1,880	2,931
Finance income		(811)	(704)	(784)
Investor relations - related party	[1]	0	62,000	82,000
Investor relations - Option based payments	[2]	0	0	575,347
Office and miscellaneous		12,190	16,658	18,842
Office rent		79,172	77,444	79,596
Professional fees (Note 10)	[1]	46,800	69,942	72,245
Professional fees - Option based payments	[2]	75,426	66,419	105,345
Shareholder information and promotion		22,430	25,395	26,982
Telephone		4,889	4,946	5,636
Travel		15,848	10,599	7,353
Wages and benefits		0	256	0
Loss from operations		(283,552)	(400,029)	(2,438,331)
Income tax expense (Note 12)		0	0	0
Net loss and comprehensive loss for the year		$ (283,552)	$ (400,029)	$ (2,438,331)

[1]	Note 10
[2]	Note 8 & 10